RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Jan. 31, 2021
Related party transactions [abstract]
Schedule of balances due to related parties
	January 31, 2021	January 31, 2020
Due to the President and CEO(1)	$14,369,004	$21,713,910
Lease liabilities due to a company controlled by the CEO	9,539,744	3,053,929
Lease liabilities due to SDP Development	589,328	749,766
Due to directors and officers of the Company	-	1,476
Due to the CFO of the Company	527	64
	$24,498,603	$25,519,145

Schedule of transactions with related parties
	Year ended January 31,
	2021	2020
	-$-	-$-

Consulting fees paid to a director	-	38,310
Amounts paid to CEO or companies controlled by CEO(1)	10,368,616	13,039,739
Salary paid to key management personnel	499,710	1,131,196
Share compensation including warrants and stock options for directors and officers	360,610	95,613
Convertible debenture interest paid to directors and officers	18,346	27,230
Lease payments made to SDP Development	228,192	282,896
	11,475,474	14,614,984